Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Share-based compensation

19.	Share-based compensation
2023-2025 Long-Term Incentive Plan
At the Annual General Meeting (“AGM”) of Shareholders in April 2021, shareholders approved the Company’s framework equity incentive plan under which the 2023-2025 Long-Term Incentive Plan (“2023-2025 LTIP”) operates.
In June 2023, the Company granted a total of approximately 8.4 million PSU and approximately 2.2 million RSU awards to eligible employees under the 2023-2025 LTIP.
In October 2023, the Company granted a total of approximately 0.4 million PSU and approximately 0.5 million RSU awards, to eligible employees under the 2023-2025 LTIP.
The PSU awards, which represent the right to receive Stellantis common shares, have certain performance targets which are settled independently of each other. Of the total PSU awards, 30 percent are expected to vest based on certain market performance conditions (“PSU TSR awards”) covering a three year performance period from January 1, 2023 to
December 31, 2025, with a payout scale ranging from 0 percent to 200 percent. Of the total PSU awards, 40 percent are expected to vest based on the Company’s targets for the achievement of certain adjusted operating income levels (“PSU
AOI”), covering a three year period from January 1, 2023 to December 31, 2025, with a payout scale ranging from 0 percent to 200 percent. The remaining 30 percent of the PSU awards are expected to vest based on the achievement of certain vehicle nameplate electrification targets (“PSU Electrification”), covering a three-year period from January 1, 2023 to December 31,
2025, with a payout scale ranging from 0 percent to 100 percent. Accordingly, the total number of shares that are expected to be issued could vary from the original award of approximately 9.4 million units. If the performance goals for the respective periods are met, the PSU awards are expected to vest in one tranche in the second quarter of 2026.
The RSU awards (“2023 RSU awards”), which represent the right to receive Stellantis common shares, cover a three year performance period from May 1, 2023 to May 1, 2026 and are expected to vest in the second quarter of 2026.
In October 2023, the Company granted a total of approximately 0.4 million Performance Restricted Share Units
(“PRSU”). The PRSU awards, which represent the right to receive Stellantis common shares, will be determined based upon the application of the Software Achievement Multiplier which would result in the eligible employee receiving at least 25% to at most 125%, of the original number of units granted to vest. Each grant covers a three-year performance period with one-
third of the units expected to vest on October 1, 2024, 2025, 2026, respectively. The Software Achievement multiplier is reset for each year of the three-year performance period and is based on the annual software internal metric.
The fair values of the PSU Electrification, PSU AOI and PRSU and the RSU awards were measured using the
Stellantis share price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting. The fair value of the PSU TSR awards were calculated using a Monte Carlo Simulation.
2022-2024 Long-Term Incentive Plan
At the General Meeting of Shareholders in April 2021, shareholders approved the Company’s framework equity incentive plan under which the 2022-2024 Long-Term Incentive Plan (“2022-2024 LTIP”) operates.
In July and September 2022, the Company granted a total of approximately 8.8 million PSU and approximately 4.3 million RSU awards to eligible employees under the 2022-2024 LTIP.
In December 2022, the Company granted 0.6 million PSU and 0.6 million RSU additional awards.
The PSU awards, which represent the right to receive Stellantis common shares, have certain performance targets which are settled independently of each other. Of the total PSU awards, 40 percent are expected to vest based on certain market performance conditions (“PSU TSR awards”) covering a three year performance period from the grant date to
December 31, 2024, with a payout scale ranging from 0 percent to 200 percent. Of the total PSU awards, 40 percent are expected to vest based on the Company’s targets for the achievement of synergies less implementation costs (“PSU
Synergies”), following the completion of the merger, covering a three year period from January 1, 2022 to December 31,
2024, with a payout scale ranging from 0 percent to 100 percent. Ten percent of the PSU awards are expected to vest based on the achievement of certain regulatory emissions compliance targets (“PSU Compliance”) in the years ending December
31, 2022, 2023 and 2024. The remaining 10 percent of the PSU awards are expected to vest based on the achievement of certain vehicle nameplate electrification targets (“PSU Electrification”), covering a three-year period from January 1, 2022 to
December 31, 2024, with a payout scale ranging from 0 percent to 100 percent. Accordingly, the total number of shares that are expected to be issued could vary from the original award of approximately 9.4 million units. If the performance goals for the respective periods are met, the PSU awards are expected to vest in one tranche in the second quarter of 2025.
The RSU awards (“2022 RSU awards”), which represent the right to receive Stellantis common shares, cover a three year performance period from May 15, 2022 to May 15, 2025 and are expected to vest in the second quarter of 2025.
The fair values of the PSU Synergies, PSU Compliance, PSU Electrification and the RSU awards were measured using the Stellantis share price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting. The fair value of the PSU TSR awards were calculated using a Monte Carlo Simulation.
2021-2023 Long-Term Incentive Plan
At the General Meeting of Shareholders in April 2021, shareholders approved the Company’s framework equity incentive plan under which the 2021-2023 Long-Term Incentive Plan (“2021-2023 LTIP”) operates.
In June 2021, the Company granted a total of approximately 6.0 million PSU and approximately 2.7 million RSU awards to eligible employees under the 2021-2023 LTIP.
In September and October 2021, the Company granted approximately 1.3 million PSU and 1.0 million RSU additional awards.
In December 2021, the Company granted 0.4 million PSU special awards. These have certain performance targets which are settled independently of each other and are expected to vest based on the Company’s targets for achievement of fixed costs, Adjusted operating income margin and break-even level, covering an approximate two year period from January
18, 2021 to December 31, 2022, with a payout scale ranging from 0 percent to 100 percent.
The PSU awards, which represent the right to receive Stellantis common shares, have certain performance targets which are settled independently of each other. Of the total PSU awards, 40 percent are expected to vest based on certain market performance conditions covering an approximate three year performance period from January 18, 2021 (the date of the completion of the merger) to December 31, 2023, with a payout scale ranging from 0 percent to 200 percent. Of the total
PSU awards, 40 percent are expected to vest based on the Company’s targets for the achievement of synergies less implementation costs, following the completion of the merger, covering an approximate three year period from January 18,
2021 to December 31, 2023, with a payout scale ranging from 0 percent to 100 percent. 10 percent of the PSU awards are expected to vest based on the achievement of certain regulatory emissions compliance targets in the years ending December
31, 2021, 2022 and 2023. The remaining 10 percent of the PSU awards are expected to vest based on the achievement of certain vehicle nameplate electrification targets, covering an approximate three-year period from January 18, 2021 to
December 31, 2023, with a payout scale ranging from 0 percent to 100 percent. Accordingly, the total number of shares that are expected to be issued could vary from the original award of approximately 7.3 million units. If the performance goals for the respective periods are met, the PSU awards are expected to vest in one tranche in the second quarter of 2024.
The RSU awards (“2021 RSU awards”), which represent the right to receive Stellantis common shares, are expected to vest in the second and fourth quarters of 2024 for the awards granted during the six months ended June 30, 2021, and during the six months ended December 31, 2021, respectively.
The fair values of the PSU Synergies, PSU Compliance, PSU Electrification and the RSU awards were measured using the Stellantis share price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting. The fair value of the PSU TSR awards were calculated using a Monte Carlo Simulation.
Chief Executive Officer Shareholder Incentive Awards
In June 2021, the Company provided a long-term incentive award of 1.0 million PSUs to the Chief Executive
Officer. The incentive award vests based on the achievement of absolute total shareholder return performance, covering the period starting January 18, 2021 and ending January 17, 2026, with a payout scale ranging from 0 percent to 200 percent.
The fair values of the special PSU awards were measured using a Monte Carlo Simulation.
Other Restricted Share Unit and Performance Share Unit Grants
During the year ended December 31, 2022, the Company granted approximately 0.3 million RSU awards and
0.1 million PSU awards to certain key employees of the Company, which represent the right to receive Stellantis common shares. A portion of these awards are vested in 2023 with the remaining portion expected to vest in 2024, 2025 or 2026, in accordance with the award agreements. The fair values of the PSU Synergies, PSU Compliance, PSU Electrification and the
RSU awards were measured using the Stellantis share price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting. The fair value of the
PSU TSR awards were calculated using a Monte Carlo Simulation.
During the year ended December 31, 2021, the Company granted approximately 0.8 million RSU awards to certain key employees of the Company, which represents the right to receive Stellantis common shares. A portion of these awards are expected to vest in 2022, with the remaining portion expected to vest in 2023 or 2024, in accordance with the award agreements. The fair values of these RSU awards were measured using the Stellantis share price on the grant date, adjusted for expected dividends at a constant yield as these RSU awards do not have the right to receive ordinary dividends prior to vesting.
Share-based payment plans issued by the former FCA
As a result of the merger, each outstanding legacy FCA PSU award, and each outstanding legacy FCA RSU award has been replaced by Stellantis RSU awards (“replacement Stellantis RSU awards”), which will continue to be governed by the same terms and conditions, including service-based vesting terms. Both the legacy FCA PSU Adjusted EBIT and legacy
FCA PSU TSR awards were deemed to be satisfied at target upon conversion to Stellantis RSU awards. On completion of the merger 24.3 million replacement Stellantis RSU awards were granted.
In line with the guidance in IFRS 2 - Share-based payment and IFRS 3 - Business combinations, the fair value of the
Stellantis RSU awards was determined based on the FCA share price as of January 15, 2021, with a portion of this fair value included in the consideration transferred, which has been determined by multiplying the fair value of the original FCA awards as of January 15, 2021 by the portion of the requisite service period that elapsed prior to the merger divided by the total service period. The remaining portion of the fair value is expected to be recognized within the Stellantis income statement over the remaining vesting term.
The replacement Stellantis RSU awards, which represents the right to receive Stellantis common shares vested in
2022 and 2023 in accordance with the award agreements.
Share-based payment plans issued by former PSA
As a result of the merger, each outstanding legacy PSA PSU award has been replaced by Stellantis RSU awards
(“replacement Stellantis RSU awards”), which will continue to be governed by the same terms and conditions, including service-based vesting terms. The legacy PSA PSU awards were deemed to be either totally or partially satisfied upon conversion into Stellantis RSU awards. Refer below for further details regarding the conversion of the awards to Stellantis
RSU awards.
2019 performance share plan
In 2019, a performance share plan was established. The allocation of performance shares was subject to a condition of service within PSA at the end of the vesting period. In light of the objectives, the shares are vested in two equal parts with one part vested in May 2022 and the remaining part vested in May 2023. On completion of the merger 4.3 million replacement Stellantis RSU awards were granted, in respect of this plan, with an additional 0.3 million granted for the equal distribution of Faurecia.
2020 performance share plan
In 2020, a performance share plan was established. The allocation of performance shares was subject to a condition of service within PSA at the end of the vesting period. The shares vested in May 2023. On completion of the merger
4.6 million replacement Stellantis RSU awards were granted, in respect of this plan, with an additional 0.3 million granted for the equal for distribution of Faurecia.
PSU Awards
Changes during 2023, 2022 and 2021 for the PSU awards under the 2023-2025, 2022-2024 and 2021-2023 LTIPs were as follows:

	2023
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	6,352,440	€13.09	6,352,440	€12.61	1,588,222	€12.61
Granted	2,903,808	12.02	56,890	16.14	14,225	14.05
Vested	—	—	—	—	—	—
Canceled	—	—	—	—	—	—
Forfeited	(676,719)	12.43	(439,100)	12.43	(347,390)	12.59
Outstanding shares unvested at December 31	8,579,529	€12.79	5,970,230	€12.64	1,255,057	€12.76

	2023
	PSU Electrification	Weighted average fair value at the grant date (€)	PSU AOI	Weighted average fair value at the grant date (€)	PRSU	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	1,587,998	€12.61	—	€—	—	€—
Granted	2,861,143	12.83	3,795,870	12.88	417,386	15.82
Vested	—	—	—	—	—	—
Canceled	—	—	—	—	—	—
Forfeited	(109,760)	12.43	(316,827)	12.83
Outstanding shares unvested at December 31	4,339,381	€12.64	3,479,043	€12.83	417,386	€15.82

	2022
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)	PSU Electrification	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	2,757,605	€17.07	2,757,605	€14.55	689,516	€14.55	689,285	€14.55
Granted	3,803,956	10.38	3,803,956	11.29	950,992	11.29	950,986	11.29
Vested	—	—	—	—	—	—	—	—
Canceled	—	—	—	—	—	—	—	—
Forfeited	(209,121)	16.50	(209,121)	14.27	(52,286)	14.27	(52,273)	14.27
Outstanding shares unvested at December 31	6,352,440	€13.09	6,352,440	€12.61	1,588,222	€12.61	1,587,998	€12.61

	2021
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)	PSU Electrification	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	—	€—	—	€—	—	€—	—	€—
Granted	2,934,454	17.07	2,934,454	14.55	733,729	14.55	733,498	14.55
Vested	—	—	—	—	—	—	—	—
Canceled	—	—	—	—	—	—	—	—
Forfeited	(176,849)	17.07	(176,849)	14.55	(44,213)	14.55	(44,213)	14.55
Outstanding shares unvested at December 31	2,757,605	€17.07	2,757,605	€14.55	689,516	€14.55	689,285	€14.55
The fair values of the PSU TSR awards were calculated using a Monte Carlo simulation model.
The key assumptions utilized to calculate the grant-date fair values for the PSU TSR awards are summarized below:

	2023	2022	2021
Key assumptions	PSU TSR Awards Range
Grant date stock price	€15.37 - €15.64	€12.51 - €13.33	€16.98 - €17.68
Expected volatility	34%	42%	41%
Risk-free rate	2.94%	0.4%	0.69%
The expected volatility was based on the observed historical volatility for common shares of Stellantis. The risk-free rate was derived from the yield on Euro Area Government Bonds of appropriate term, as detailed by the European Central
Bank.
The weighted average fair value of the PSU Synergies, PSU Compliance, PSU Electrification, PSU AOI and PRSU
awards that were granted during years ended December 31, 2023, 2022 and 2021 were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these PSU awards do not have the right to receive ordinary dividends prior to vesting.
RSU awards
Changes during 2023, 2022 and 2021 for the RSU awards under the 2023-2025, 2022-2024 and 2021-2023 LTIPs were as follows:

	2023		2022		2021
	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)	RSUs	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	8,824,943	€12.77	4,316,256	€14.62	—	€—
Granted	3,419,898	12.41	5,186,760	11.45	4,499,970	14.62
Vested	(365,601)	15.26	(310,968)	16.11	—	—
Canceled	—		—	—	—	—
Forfeited	(816,533)	12.51	(367,105)	14.02	(183,714)	14.62
Outstanding shares unvested at December 31	11,062,707	€12.67	8,824,943	€12.77	4,316,256	€14.62
The weighted average fair value of the RSU awards that were granted at December 31, 2023, 2022 and 2021, were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these RSU awards do not have the right to receive ordinary dividends prior to vesting.
Replacement Stellantis RSU awards
Changes during 2023, 2022 and 2021 for the Replacement Stellantis RSU awards from share-based payment plans issued by the former FCA Group were as follows:

	2023		2022		2021
	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	9,722,133	€9.95	17,520,829	€11.08	—	€—
Anti-dilution adjustment	—	—	—	—	2,181,936	11.09
Granted	—	—	—	—	24,321,968	11.14
Vested	(9,597,921)	9.95	(6,923,401)	10.19	(8,438,777)	11.30
Canceled	—	—	—	—	—	—
Forfeited	(124,212)	—	(875,295)	10.05	(544,298)	10.32
Outstanding shares unvested at December 31	—	€9.95	9,722,133	€9.95	17,520,829	€11.08
The weighted average fair value of the RSU awards that were granted at December 31, 2023, 2022 and 2021 were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting.
Changes during 2023, 2022 and 2021 for the Replacement Stellantis RSU awards from share-based payment plans issued by former PSA were as follows:

	2023		2022		2021
	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	6,422,078	€6.71	11,573,960	€7.9	8,576,981	€15.3
Anti-dilution adjustment	—	—	—	—	7,278,029	—
Granted	—	—	—	—	—	—
Vested	(6,422,078)	6.71	(4,187,770)	8.78	(4,245,183)	9.15
Canceled	—	—	—	—	—	—
Forfeited	—	—	(964,112)	7.76	(35,867)	8.99
Outstanding shares unvested at December 31	—	€—	6,422,078	€6.71	11,573,960	€7.9
The weighted average fair value of the RSU awards that were granted at December 31, 2023, 2022 and 2021 were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting.
Anti-dilution adjustments - RSU awards
The documents governing long-term incentive plans contain anti-dilution provisions which provide an adjustment to the number of awards granted under the plans in order to preserve, or alternatively prevent the enlargement of, the benefits intended to be made available to the recipients of the awards should an event occur that impacted the Company’s capital structure.
There were no anti-dilution adjustments in 2022 and 2023.
In March 2021, the Remuneration Committee approved the methodology to calculate the conversion factor of
1.0670166 that was applied to outstanding awards under the Long-Term Incentive Plan to make equity award holders whole for the resulting diminution in the value of n Stellantis common share as a result of the distribution of Faurecia shares and cash to holders of Stellantis common shares on March 22, 2021 (March 15, 2021 ex-dividend date). In May 2021, the
Remuneration Committee approved the methodology to calculate the conversion factor of 1.0216283 that was applied to certain of the outstanding awards under the Long-Term Incentive Plan to make equity award holders whole for the resulting diminution in the value of a Stellantis common share as a result of the extraordinary Distribution contemplated by the merger, as approved by Shareholders on April 15, 2021, to holders of Stellantis common shares on April 28, 2021 (April 19, 2021 ex-
dividend date).
There were no changes to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.
The following table reflects the changes resulting from the anti-dilution adjustments:

2021 Anti- dilution adjustment
RSU Awards:
Number of awards - as adjusted	3,179,903
Share-based Compensation Expense
Total expense for the PSU awards and RSU awards of approximately €189 million, €170 million and €201 million was recorded for the years ended December 31, 2023, 2022 and 2021, respectively.